Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net (loss) / income	$ (4,021,338)	$ 12,235,631
Non-cash items:
Depreciation	16,986,643	14,237,637
Amortization of deferred dry dock expenditure	1,200,176	1,278,809
Share based compensation	228,523	653,019
Gain on disposal of vessels	0	(451,962)
Amortization of deferred finance charges	1,778,021	1,472,030
Changes in operating assets and liabilities:
Receivables, trade	(4,881,752)	6,301,419
Working capital advances	(150,000)	450,000
Prepayments	(228,260)	137,061
Advances and deposits	(1,409,681)	(1,677,262)
Other receivables	82,636	796
Inventories	(341,553)	(782,365)
Payables, trade	2,457,705	(3,766,029)
Charter revenue received in advance	(507,780)	943,208
Other payables	29,254	(2,838)
Accrued interest on loans	(162,176)	(447,760)
Deferred dry dock expenditure	(1,337,787)	(2,222,779)
Net cash provided by operating activities	9,722,631	28,358,615
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(166,084)	(269,087)
Net proceeds from sale of vessels	0	37,612,414
Deposit for vessel acquisition	0	(17,250,000)
Payments for leasehold improvements	(12,279)	(483,999)
Payments for other non-current assets	(102,089)	(247,007)
Net cash (used in) / provided by investing activities	(280,452)	19,362,321
FINANCING ACTIVITIES
Proceeds from long-term debt	0	2,010,000
Repayments of long term debt	(42,411,601)	(10,276,444)
Proceeds from capital leases	33,118,525	0
Repayments of capital leases	(604,424)	(27,097,348)
Payments for deferred finance charges	(683,227)	(4,163,309)
Net proceeds from equity offering	0	64,119,332
Repurchase of common stock	0	(2,993,931)
Payment of dividend	0	(6,299,392)
Net cash (used in) / provided by financing activities	(10,580,727)	15,298,908
Net (decrease) / increase in cash and cash equivalents	(1,138,548)	63,019,844
Cash and cash equivalents at the beginning of the year	55,952,873	40,109,382
Cash and cash equivalents at the end of the period	$ 54,814,325	$ 103,129,226